Offerings	Sep. 09, 2025 USD ($) shares
Offering: 1
Offering:
Other Rule	true
Security Type	Equity
Security Class Title	Common Stock, par value of $0.01 per share
Offering: 2
Offering:
Other Rule	true
Security Type	Equity
Security Class Title	Preferred Shares
Offering: 3
Offering:
Other Rule	true
Security Type	Debt
Security Class Title	Debt Securities
Offering: 4
Offering:
Other Rule	true
Security Type	Other
Security Class Title	Warrants
Offering: 5
Offering:
Other Rule	true
Security Type	Other
Security Class Title	Subscription Rights
Offering: 6
Offering:
Other Rule	true
Security Type	Other
Security Class Title	Units
Offering: 7
Offering:
Fee Previously Paid	false
Rule 457(o)	true
Security Type	Unallocated (Universal) Shelf
Security Class Title	Unallocated (Universal Shelf)
Amount Registered | shares	264,500,000
Maximum Aggregate Offering Price	$ 264,500,000.00
Fee Rate	0.01531%
Amount of Registration Fee	$ 40,494.95
Offering Note	The amount of new securities to be registered consists of up to $264,500,000 aggregate offering price of an indeterminate amount of common stock, preferred shares, debt securities, warrants, subscription rights and/or units of the registrant. There is also being registered hereunder such currently indeterminate number of common stock, preferred shares and indeterminate amount of debt securities as may be issued upon conversion, exchange or exercise, as applicable, of any preferred shares, debt securities, warrants or subscription rights or settlement of any units, including such shares of common stock or preferred shares as may be issued pursuant to anti-dilution adjustments determined at the time of offering. Any securities registered hereunder may be sold separately or together with other securities registered hereunder. Pursuant to Rule 416 under the Securities Act of 1933, as amended (the “Securities Act”), this registration statement also covers any additional securities that may be offered or issued in connection with any stock split, stock dividend or pursuant to anti-dilution provisions of any of the securities. Separate consideration may or may not be received for securities that are issuable upon conversion, exercise or exchange of other securities.

The proposed maximum offering price per security will be determined from time to time by the registrant in connection with the issuance by the registrant of the securities registered hereunder and is not specified as to each class of security pursuant to General Instruction II.D. of Form S-3 under the Securities Act.
Offering: 8
Offering:
Rule 415(a)(6)	true
Security Type	Equity
Security Class Title	Common Stock, par value of $0.01 per share
Carry Forward Form Type	S-3
Carry Forward File Number	333-267235
Carry Forward Initial Effective Date	Sep. 12, 2022
Offering: 9
Offering:
Rule 415(a)(6)	true
Security Type	Equity
Security Class Title	Preferred Shares
Carry Forward Form Type	S-3
Carry Forward File Number	333-267235
Carry Forward Initial Effective Date	Sep. 12, 2022
Offering: 10
Offering:
Rule 415(a)(6)	true
Security Type	Debt
Security Class Title	Debt Securities
Carry Forward Form Type	S-3
Carry Forward File Number	333-267235
Carry Forward Initial Effective Date	Sep. 12, 2022
Offering: 11
Offering:
Rule 415(a)(6)	true
Security Type	Other
Security Class Title	Warrants
Carry Forward Form Type	S-3
Carry Forward File Number	333-267235
Carry Forward Initial Effective Date	Sep. 12, 2022
Offering: 12
Offering:
Rule 415(a)(6)	true
Security Type	Other
Security Class Title	Subscription Rights
Carry Forward Form Type	S-3
Carry Forward File Number	333-267235
Carry Forward Initial Effective Date	Sep. 12, 2022
Offering: 13
Offering:
Rule 415(a)(6)	true
Security Type	Other
Security Class Title	Units
Carry Forward Form Type	S-3
Carry Forward File Number	333-267235
Carry Forward Initial Effective Date	Sep. 12, 2022
Offering: 14
Offering:
Rule 415(a)(6)	true
Security Type	Unallocated (Universal) Shelf
Security Class Title	Unallocated (Universal Shelf)
Maximum Aggregate Offering Price	$ 235,500,000.00
Carry Forward Form Type	S-3
Carry Forward File Number	333-267235
Carry Forward Initial Effective Date	Sep. 12, 2022
Filing Fee Previously Paid in Connection with Unsold Securities to be Carried Forward	$ 21,830.85
Offering Note	In accordance with Rule 416 under the Securities Act, this registration statement shall be deemed to cover an indeterminate number of additional securities to be offered or issued from stock splits, stock dividends or similar transactions. Pursuant to Rule 415(a)(6) under the Securities Act, the securities registered pursuant to this registration statement include unsold securities previously registered by the registrant on the registrant's shelf registration statement on Form S-3 (File 333-267235), originally filed on September 1, 2022 and declared effective on September 12, 2022 (the “Prior Registration Statement”). The Prior Registration Statement registered the offer and sale of up to $500,000,000 of an indeterminate amount of common stock, preferred shares, debt securities, warrants, subscription rights and/or units of the registrant. Of such securities, $235,500,000 remain unsold (the “Unsold Shelf Securities”), all of which the registrant has determined to include in this registration statement. In connection with the registration of the Unsold Shelf Securities on the Prior Registration Statement, the registrant paid a registration fee of $21,830.85 (calculated at the filing fee rate in effect at the time of the filing of the Prior Registration Statement). The registrant is not required to pay any additional registration fee with respect to the Unsold Shelf Securities being included in this registration statement in reliance on Rule 415(a)(6), because such Unsold Shelf Securities (and associated registration fees) are being carried over from the Prior Registration Statement to this registration statement. Accordingly, the amount of registration fee in the table above reflects only the registration fee attributable to the $264,500,000 of new securities registered on this registration statement. The registration fee previously paid by the registrant relating to the Unsold Shelf Securities included on this registration statement will continue to be applied to such Unsold Shelf Securities. During the grace period afforded by Rule 415(a)(5) under the Securities Act, the Registrant may continue to offer and sell under the Prior Registration Statement the Unsold Securities being registered hereunder. To the extent that, after the filing date hereof and prior to the effectiveness of this Registration Statement, the Registrant sells any such Unsold Securities pursuant to the Prior Registration Statement, the Registrant will identify in a pre-effective amendment to this Registration Statement the updated amount of Unsold Securities from the Prior Registration Statement to be included in this Registration Statement pursuant to Rule 415(a)(6). Pursuant to Rule 415(a)(6), the offering of the Unsold Securities under the Prior Registration Statement will be deemed terminated as of the date of effectiveness of this Registration Statement.